Derivative Liability - Schedule of Derivative Liabilities At Fair Value (Detail) - CAD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Fair Value Disclosures [Abstract]
Derivative liability, opening balance	$ 46,352	$ 59,990	$ 120,337
Warrants issued during the year	0	0	0
Options issued during the year	0	0	20,970
Change in fair value of options and warrants	(23,328)	(13,638)	(81,317)
Derivative liability, closing balance	$ 23,024	$ 46,352	$ 59,990